Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Risks and Uncertainties [Abstract]
Concentrations

12. Concentrations

The Company continues to rely on vendors to provide technology and licensing components that are critical to its solutions. In addition, the Company engaged a development firm located in Toronto, Canada beginning in March 2014 to augment its software development efforts. During the three and six months ended June 30, 2016, there was no single supplier whose total billings exceeded 10% of the Company’s total supplier expenditures to this vendor. During the three and six months ended June 30, 2015, the Company expensed a total of approximately $287,000 and $582,000, representing 15% for both periods of its total supplier expenditures. In addition, fees incurred related to a financial advisor in relation to private investment in public equity (“PIPE”) offerings completed in June 2015 represented 12% of supplier expenditures during the three months ended June 30, 2015. The two financial advisory firms who assisted the Company in completing PIPE offerings during the first half of 2015 each represented 25% and 12% of our overall accounts payable balance as at June 30, 2015.

As of June 30, 2016, the Company had net payables of approximately $337,000 owed to a law firm for legal services, representing 24.6% of its accounts payable balance and $238,950 owed to a technology partner for software licenses, representing 17.4% of its accounts payable balance. As of December 31, 2015, the Company had payables of approximately $342,000 owed to a law firm for legal services, representing 30.8% of its accounts payable balance.

There was no single customer whose revenue exceeded 10% of the Company’s consolidated revenues for the three and six months ended June 30, 2016 or 2015. Within accounts receivable are receivables from two customers of approximately $212,000 and $188,000, representing 13.4% and 11.9%, respectively, as of June 30, 2016. As of December 31, 2015, the Company had receivables due from three customers of approximately $121,000, $113,000 and $95,000 representing 17.0%, 15.8% and 13.3%, respectively, of its gross accounts receivable balance.

15. Concentrations

The Company continues to rely on vendors to provide technology and licensing components that are critical to its solutions. In addition, the Company engaged a development firm located in Toronto, Canada beginning in March 2014 to augment its software development efforts. During the year ended December 31, 2015 and December 31, 2014, the Company expensed a total of $836,626 and $679,481, respectively, representing 12.5% and 10.1%, respectively, of its total supplier expenditures to this vendor. As of December 31, 2015, the Company had payables of $341,994 owed to a law firm for legal services, representing 30.8% of its accounts payable balance. As of December 31, 2014, the Company had total payables of $98,384 owed to the Toronto development firm, representing 13.2% of its accounts payable balance.

No customer accounted for more than 10% of the Company’s revenue for the years ended December 31, 2015 or 2014. As of December 31, 2015, the Company had receivables due from three customers of approximately $121,000, $113,000 and $95,000 representing 17.0%, 15.8% and 13.3%, respectively, of its gross accounts receivable balance. No customer accounted for more than 10% of its outstanding accounts receivable balance at December 31, 2014.